ANNUAL REPORT                                                LIR PREMIER FUNDS

February                                                     15, 2001

Dear Shareholder,
We are pleased to present you with the annual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the fiscal year ended December 31, 2000.


MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
At the end of the year 2000, the market gladly welcomed a New Year. During the first six months of the fiscal year ended December 31, 2000, the Federal Reserve (the "Fed") raised the Federal Funds rate 100 basis points (a basis point is equal to 1/100 of one percent) to 6.5%. The objective was to cool a superheated economy and head off inflation fears. In addition to raised interest rates, other significant sets of events impacted the markets: a close presidential election, tight labor markets, and the Fed's reduction of Treasury debt. In the latter part of the period, gross domestic product (GDP) fell significantly to an estimated 1.4% in the fourth quarter from its 5.6% peak in the second quarter of 2000. Volatility in the equity markets was a positive for fixed income assets. U.S. Treasurys rallied during the last quarter as the market's tone shifted from the notion of further Fed tightening to the perception that the next moves would be toward easing. As the year 2000 drew to a close, relatively stable investments such as money market funds enjoyed their highest returns in years, combined with strong cash inflows from investors seeking relative safety.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
LIR PREMIER MONEY MARKET FUND

Performance and Characteristics*    12/31/00    6/30/00
----------------------------------- --------    -------
  7-Day Current Yield                 5.66%      5.66%
  7-Day Effective Yield               5.82%      5.82%
  Weighted Average Maturity          62 days    34 days
  Net Assets ($ billions)            $2.126     $1.971
----------------------------------- --------   --------


LIR PREMIER MONEY MARKET FUND

INVESTMENT GOAL:
High level of current income consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
5/20/91 (predecessor fund) Dividend Payments: Monthly



LIR PREMIER TAX-FREE MONEY MARKET FUND

INVESTMENT GOAL:
High level of current income exempt from federal income tax consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Debbie Baggett
Mitchell Hutchins Asset
Management Inc.

COMMENCEMENT:
10/7/96 (predecessor fund)

DIVIDEND PAYMENTS:
Monthly

LIR PREMIER FUNDS                                                ANNUAL REPORT

SECTOR ALLOCATION*                  12/31/00                                          6/30/00
-------------------------------------------------------------------------------------------------
Commercial Paper                      56.2%       Commercial Paper                      72.9%
Bank Obligations                      13.8        U.S. Government/Agency                13.3
U.S. Government/Agency                11.7        Bank Obligations                       7.2
Short-Term Corporate Obligations      10.6        Short-Term Corporate Obligations       4.6
Money Market Funds                     7.3        Money Market Funds                     1.9
Other Assets                           0.4        Other Assets                           0.1
-------------------------------------------------------------------------------------------------
Total                                100.0%       Total                                100.0%


LIR PREMIER TAX-FREE MONEY MARKET FUND

PERFORMANCE AND CHARACTERISTICS*      12/31/00     6/30/00
----------------------------------------------------------
7-Day Current Yield                     3.97%        3.89%
7-Day Effective Yield                   4.04%        3.96%
Weighted Average Maturity            27 days      21 days
Net Assets ($mm)                     $ 134.4      $ 112.1
----------------------------------------------------------

SECTOR ALLOCATION*              12/31/00      6/30/00
------------------------------------------------------
Variable Rate Demand Notes      74.1%        79.1%
Commercial Paper                15.5          9.8
Municipal Notes                  8.2         11.0
Put Bonds                        1.4          0.4
Other Assets                     0.8         -0.3
------------------------------------------------------
Total                          100.0%       100.0%

* Yields will vary. Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their portfolio composition will vary over time.


PORTFOLIO HIGHLIGHTS

In anticipation of lower interest rates, the LIR Premier Money Market Fund had a longer weighted-maturity in the third and fourth quarters. During this time, the market priced in anticipated Fed Fund rate easing. Going forward, the taxable portfolio is postured for lower interest rates in light of the current economic environment. Liquidity is of prime importance for the LIR Premier Tax-Free Money Market Fund. Diminished supply of creditworthy issues kept the maturity short. For both Funds, the volatile equity market resulted in a flight to quality and a subsequent greater-than-usual inflow of assets. We continue to focus acutely on high credit quality, especially with longer-duration issues, while looking for competitive returns from top-rated debt instruments.

ANNUAL REPORT                                                LIR PREMIER FUNDS

OUTLOOK
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

Given the increasing evidence of a slowed pace of economic expansion with no signs of accelerating inflation, the Fed decreased the Fed Funds rate by 100 basis points to 5.5% in January 2001. Despite this expansionary move, consumer confidence is declining due to a poor equity market. Softening consumer spending is causing the retail sector to weaken. Inventory build-ups, slower manufacturing and higher unemployment have increased investor concern about the possibility of a recession. The Fed is working to actively control other weakening sectors of the economy.

We thank you for your continued support and welcome any comments or questions you may have.


Sincerely,

/s/ Brian M. Storms
BRIAN M. STORMS
President and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.


/s/ Susan P. Ryan
SUSAN P. RYAN
Portfolio Manager
LIR Premier Money Market Fund


/s/ Debbie Baggett
DEBBIE BAGGETT
Portfolio Manager
LIR Premier Tax-Free Money Market Fund


This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Investment Representative regarding your personal investment program.

LIR PREMIER MONEY MARKET FUND

STATEMENT OF NET ASSETS                                       DECEMBER 31, 2000

  PRINCIPAL
    AMOUNT
    (000)                                                           MATURITY DATES       INTEREST RATES       VALUE
  ---------                                                       ------------------    ----------------  -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.71%
   $ 25,000   Federal National Mortgage Association ...........       11/16/01             6.600%         $ 25,000,000
    200,000   Student Loan Marketing Association ..............       01/03/01         6.304 to 6.364*     199,961,223
     25,000   U.S. Treasury Bill ..............................       08/30/01             5.660            24,052,736
                                                                                                          ------------
Total U.S. Government and Agency Obligations (cost -
  $249,013,959)................................................                                            249,013,959
                                                                                                          ------------

BANK NOTES - 2.35%
DOMESTIC - 2.35%
     40,000   Bank of America Corp. ........................... 02/05/01 to 04/03/01   6.800 to 6.900       40,005,019
     10,000   Comerica Bank ...................................       01/08/01             6.719*            9,998,710
                                                                                                          ------------
Total Bank Notes (cost - $50,003,729)..........................                                             50,003,729
                                                                                                          ------------
CERTIFICATES OF DEPOSIT - 11.42%
YANKEE - 11.42%
     10,000   Bank of Nova Scotia .............................       02/20/01             6.750             9,999,351
     25,000   Barclays Bank PLC ...............................       01/02/01             6.570*           24,994,268
     53,000   Commerzbank AG .................................. 04/30/01 to 07/23/01   6.920 to 7.140       52,998,457
     30,000   Dexia Bank ......................................       09/21/01             6.690            29,991,792
     10,000   Rabobank Nederland ..............................       02/22/01             6.760             9,999,325
     10,000   Royal Bank of Canada ............................       03/19/01             6.750             9,999,403
     40,000   Svenska Handelsbanken ........................... 05/02/01 to 06/20/01   6.995 to 7.320       39,898,846
     35,000   UBS AG .......................................... 06/22/01 to 07/19/01   7.030 to 7.080       34,995,263
     30,000   Westpac Banking Corp. ........................... 01/18/01 to 05/14/01   6.545 to 6.770       29,999,668
                                                                                                          ------------
Total Certificates of Deposit (cost - $242,876,373)............                                            242,876,373
                                                                                                          ------------
COMMERCIAL PAPER@ - 56.15%
ASSET BACKED - BANKING - 2.95%
     50,321   Atlantis One Funding ............................ 01/26/01 to 02/21/01   6.470 to 6.530       49,928,539
     12,800   Centric Capital Corp. ...........................       01/08/01             6.580            12,783,623
                                                                                                          ------------
                                                                                                            62,712,162
                                                                                                          ------------
ASSET BACKED - FINANCE - 1.17%
     25,000   CC (USA) Inc. ...................................       01/29/01             6.530            24,873,028
                                                                                                          ------------
ASSET BACKED - MISCELLANEOUS - 15.75%
     60,000   Asset Securitization Cooperative Corp. .......... 02/05/01 to 02/06/01   6.510 to 6.550       59,614,729
      9,807   Enterprise Funding Corp. ........................       01/30/01             6.530             9,755,412
     50,000   Falcon Asset Securitization Corp. ............... 01/16/01 to 01/22/01   6.570 to 6.590       49,830,109
     55,000   Galaxy Funding Inc. ............................. 02/14/01 to 02/15/01   6.470 to 6.480       54,560,213
     26,741   Giro Funding US Corp. ........................... 01/05/01 to 02/06/01   6.540 to 6.580       26,630,424
     35,000   Preferred Receivables Funding Corp. .............       01/16/01             6.600            34,904,000
     25,000   Quincy Capital Corp. ............................       01/10/01             6.620            24,958,625
     25,000   Receivables Capital Corp. ....................... 01/16/01 to 02/08/01   6.520 to 6.550       24,869,475
     50,000   Variable Funding Capital Corp. ..................       01/03/01             7.200            49,980,000
                                                                                                          ------------
                                                                                                           335,102,987
                                                                                                          ------------

LIR PREMIER MONEY MARKET FUND

  PRINCIPAL
    AMOUNT
    (000)                                                           MATURITY DATES       INTEREST RATES       VALUE
  ---------                                                       ------------------    ----------------  -------------
COMMERCIAL PAPER@ - (CONTINUED)
AUTO & TRUCK - 3.52%
 $ 20,000  Ford Motor Credit Corp. ............................       01/17/01             6.210%        $   19,941,955
   40,000  General Motors Acceptance Corp. .................... 01/17/01 to 01/18/01   6.530 to 6.550        39,879,243
   15,000  PACCAR Financial Corp. .............................       01/29/01             5.560             14,923,467
                                                                                                         --------------
                                                                                                             74,744,665
                                                                                                         --------------
BANKING - DOMESTIC - 7.21%
   20,000  Abbey National North America ....................... 01/24/01 to 02/02/01   6.510 to 6.600        19,892,117
   10,000  CBA (Delaware) Finance Inc. ........................       01/08/01             6.560              9,987,244
   15,000  Cregem North America Inc. ..........................       01/10/01             6.560             14,975,400
   20,000  Danske Corp. .......................................       03/01/01             6.470             19,787,928
   20,000  Dexia CLF Finance Co. .............................. 01/17/01 to 02/23/01   6.500 to 6.550        19,875,194
   10,000  Fortis Funding LLC .................................       02/01/01             6.500              9,944,028
   20,000  Unifunding Inc. ....................................       01/26/01             6.530             19,909,306
   40,000  Westpac Capital Corp. .............................. 02/27/01 to 07/05/01   6.330 to 6.460        39,032,703
                                                                                                         --------------
                                                                                                            153,403,920
                                                                                                         --------------
BANKING - FOREIGN-1.90%
   20,000  Alliance & Leicester PLC ........................... 04/23/01 to 04/27/01   6.400 to 6.405        19,594,511
   21,000  Westpac Trust Securities NZ Ltd. ................... 01/08/01 to 07/05/01   6.335 to 6.560        20,785,692
                                                                                                         --------------
                                                                                                             40,380,203
                                                                                                         --------------
BROKER-DEALER - 3.76%
   30,000  Credit Suisse First Boston Inc. ....................       01/03/01             6.600             29,989,000
   25,000  Morgan Stanley, Dean Witter & Co. ..................       01/30/01             6.580             24,867,486
   25,000  Morgan Stanley, Dean Witter & Co. ..................       01/02/01             6.850*            25,000,000
                                                                                                         --------------
                                                                                                             79,856,486
                                                                                                         --------------
ELECTRONICS - 1.63%
   20,000  Motorola Inc. ......................................       03/12/01             6.370             19,752,278
   15,000  Motorola Credit ....................................       03/08/01             6.360             14,825,100
                                                                                                         --------------
                                                                                                             34,577,378
                                                                                                         --------------
FINANCE - CONDUIT - 0.47%
   10,000  Svenska Handelsbanken Inc. .........................       03/01/01             6.450              9,999,843
                                                                                                         --------------
FINANCE - CONSUMER - 3.29%
   70,000  Household Finance Corp. ............................ 01/02/01 to 01/23/01   6.580 to 6.600        69,910,411
                                                                                                         --------------
FINANCE - DIVERSIFIED - 3.95%
   60,000  Associates Corporation of North America ............ 01/30/01 to 02/15/01   6.520 to 6.550        59,582,519
   25,000  General Electric Capital Corp. .....................       06/06/01             6.050             24,344,583
                                                                                                         --------------
                                                                                                             83,927,102
                                                                                                         --------------
FINANCE - INDEPENDENT - 1.87%
   40,000  National Rural Utility Cooperative Finance Corp. ... 01/23/01 to 04/18/01   6.450 to 6.520        39,688,758
                                                                                                         --------------
FINANCE - SUBSIDIARY -1.40%
   30,000  Deutsche Bank Financial Inc. .......................       03/05/01             6.390             29,664,525
                                                                                                         --------------
FOOD, BEVERAGE & TOBACCO - 2.11%
   45,000  Philip Morris Companies Inc. ....................... 01/05/01 to 01/09/01   6.670 to 6.680        44,951,800
                                                                                                         --------------

LIR PREMIER MONEY MARKET FUND


  PRINCIPAL
    AMOUNT
    (000)                                                                 MATURITY DATES      INTEREST RATES         VALUE
  ---------                                                             ------------------   ----------------    -------------
COMMERCIAL PAPER@ - (CONCLUDED)
METALS & MINING - 1.31%
$ 28,200 Rio Tinto America Inc. .............................                03/20/01          6.330%            $   27,813,237
                                                                                                                 --------------
TELECOMMUNICATIONS - 3.86%
  25,000 SBC Communications Inc. ............................                01/25/01          6.500                 24,891,667
  57,600 Verizon Global Funding Inc. ........................          01/18/01 to 02/09/01   6.480 to 6.520         57,238,243
                                                                                                                 --------------
                                                                                                                     82,129,910
                                                                                                                 --------------
Total Commercial Paper (cost - $1,193,736,415)...............                                                     1,193,736,415
SHORT TERM CORPORATE OBLIGATIONS - 10.58%                                                                        --------------
ASSET BACKED - FINANCE - 4.23%
  35,000 Beta Finance Inc. ..................................          01/19/01 to 11/19/01   6.660 to 7.080         35,001,256
  30,000 Beta Finance Inc. ..................................                01/02/01         6.648 to 6.730*        30,000,000
  25,000 CC (USA) Inc. ......................................                11/08/01          6.620                 25,000,000
                                                                                                                 --------------
                                                                                                                     90,001,256
                                                                                                                 --------------
BANKING - DOMESTIC - 0.70%
  15,000 J.P. Morgan & Company Inc. .........................                01/11/01                                15,000,000
                                                                                                                 --------------
BANKING - FOREIGN - 0.70%
  15,000  Bank of Scotland Treasury Services PLC ............                01/04/01          6.756*                15,000,000
                                                                                                                 --------------
BROKER-DEALER - 4.48%
  20,000  Credit Suisse First Boston Inc. ...................                01/02/01          6.870*                20,000,000
  15,000  Merrill Lynch & Company, Inc. .....................                10/02/01          6.720                 14,998,397
  40,000  Merrill Lynch & Company, Inc. .....................          01/04/01 to 02/12/01    6.740*                40,000,765
  20,000  Morgan Stanley, Dean Witter & Co ..................                01/16/01          6.645*                20,000,000
                                                                                                                 --------------
                                                                                                                     94,999,162
FINANCE - INDEPENDENT - 0.47%                                                                                    --------------
  10,000  National Rural Utility Cooperative Finance Corp....                01/22/01          6.730*                10,000,000
                                                                                                                 --------------
Total Short-Term Corporate Obligations (cost - $225,000,418).                                                       225,000,418
                                                                                                                 --------------
Number of
 Shares
 (000)
---------
MONEY MARKET FUNDS - 7.32%
  70,950 AIM Liquid Assets Portfolio.........................                                                        70,949,511
  84,644 AIM Prime Portfolio.................................                                                        84,643,942
                                                                                                                     ----------
Total Money Market Funds (cost - $155,593,453)...............                                                       155,593,453
                                                                                                                    -----------
Total Investments (cost - $2,116,224,347 which approximates
 cost for federal income tax purposes) - 99.53% .............                                                     2,116,224,347
Other assets in excess of liabilities - 0.47% ...............                                                         9,894,300
                                                                                                                  -------------
Net Assets (applicable to 2,126,924,825 shares of beneficial interest outstanding equivalent to $1.00 per share)
 - 100.00%...................................................                                                    $2,126,118,647
                                                                                                                 ==============

* Variable rate securities - maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 2000, and reset periodically.

@  Interest rates shown are the discount rates at date of purchase.


                      Weighted average maturity - 62 days.
                 See accompanying notes to financial statements

LIR PREMIER TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS                             DECEMBER 31, 2000

  PRINCIPAL
    AMOUNT
    (000)                                                           MATURITY DATES     INTEREST RATES          VALUE
  ---------                                                       ------------------  ----------------     -------------
TAX-EXEMPT COMMERCIAL PAPER - 15.48%
ARIZONA - 1.49%
 $ 1,000 Salt River Agricultural Improvement District ..........        01/09/01            4.300%          $  1,000,000
   1,000 Salt River Agricultural ...............................        03/14/01            4.350              1,000,000
                                                                                                            ------------
                                                                                                               2,000,000
                                                                                                            ------------
DISTRICT OF COLUMBIA - 0.74%
   1,000 District of Columbia (National Academy of Science) ....        04/09/01            4.250              1,000,000
                                                                                                            ------------
ILLINOIS - 1.49%
   1,000 Illinois Health Facilities Authority Revenue
           (Field Museum) ......................................        03/07/01            4.300              1,000,000
   1,000 Illinois Health Facilities Authority Revenue
     (Evanston Hospital) .......................................        10/31/01            4.450              1,000,000
                                                                                                            ------------
                                                                                                               2,000,000
                                                                                                            ------------
INDIANA - 3.95%
   1,500 Brownsville Utility System ............................        03/16/01            4.300              1,500,000
   1,000 Hoosier City of Sullivan National Rural Utilities
           (Hoosier Energy) ....................................        01/17/01            4.300              1,000,000
   1,800 Hoosier City of Sullivan National Rural ...............  03/07/01 to 06/08/01  4.200 to 4.250         1,800,000
   1,000 Plaquemines Port Authority (Tampa Electric) ...........        02/08/01            4.450              1,000,000
                                                                                                            ------------
                                                                                                               5,300,000
                                                                                                            ------------
MICHIGAN - 0.74%
   1,000 Michigan Building Authority ...........................        01/25/01            4.350              1,000,000
                                                                                                            ------------
NEW JERSEY - 0.74%
   1,000 New Jersey Transportation .............................        02/23/01            4.250              1,000,000
                                                                                                            ------------
TENNESSEE - 2.23%
   2,000 Shelby County .........................................        04/12/01            4.350              2,000,000
   1,000 State of Tennessee ....................................        02/21/01            4.200              1,000,000
                                                                                                            ------------
                                                                                                               3,000,000
                                                                                                            ------------
TEXAS - 4.10%
   2,500 City of Houston .......................................        03/15/01            4.350              2,500,000
   1,000 Houston Water and Sewer ...............................        03/13/01            4.350              1,000,000
   1,000 San Antonio Electric and Gas ..........................        02/22/01            4,200              1,000,000
   1,000 San Antonio Sales Tax .................................        01/12/01            4.300              1,000,000
                                                                                                            ------------
                                                                                                               5,500,000
                                                                                                            ------------
Total Tax-Exempt Commercial Paper (cost - $20,800,000)..........                                              20,800,000
                                                                                                             -----------
MUNICIPAL BONDS AND NOTES - 83.69%
ALABAMA - 0.74%
   1,000 Mobile Alabama Industrial Development Board Dock
           and Wharf Revenue, Series B (Refunding Holnam
           Incorporated Project) ...............................            A               4.750              1,000,000
                                                                                                            ------------
ARIZONA - 3.35%
   1,500 Apache County Industrial Development Authority
           Revenue (Tuscon Electric Power Springville Project) .            A               4.850              1,500,000
     700 Maricopa County Pollution Control PCR (Arizona
          Public Service) ......................................            A               5.000                700,000

LIR PREMIER TAX-FREE MONEY MARKET FUND

  PRINCIPAL
    AMOUNT
    (000)                                                                MATURITY DATES     INTEREST RATES          VALUE
  ---------                                                            ------------------  ----------------     -------------
MUNICIPAL BONDS AND NOTES - (CONTINUED)
ARIZONA (CONCLUDED)
 $  1,500  Pima County Industrial Development Authority Revenue
             (Tuscon Electric Light & Power Improvements) ..............        A               4.850%           $  1,500,000
      800  Pinal County Pollution Control Revenue, Series A
             (Newport Mining Corp) .....................................        A               5.100                 800,000
                                                                                                                 ------------
                                                                                                                    4,500,000
                                                                                                                 ------------
DISTRICT OF COLUMBIA - 1.64%
    1,500  District of Columbia General Fund Recovery,
             Series B-3 ................................................        A               5.300               1,500,000
      700  District of Columbia Revenue Bond ...........................        A               5.100                 700,000
                                                                                                                 ------------
                                                                                                                    2,200,000
                                                                                                                 ------------
FLORIDA - 3.73%
    1,800  Dade County Water & Sewer System Revenue ....................        A               4.450               1,800,000
    2,100  University Athletics Association (University of
             Florida Stadium) ..........................................        A               5.000               2,100,000
    1,100  Volusia County Housing Finance Authority (Sun Pointe
             Apartments Project) .......................................        A               4.500               1,100,000
                                                                                                                 ------------
                                                                                                                    5,000,000
                                                                                                                 ------------
GEORGIA - 4.95%
    1,750  De Kalb Private Hospital Authority, Revenue Anticipation
             Bonds (Eagleston Children's Health Center) ................        A               4.750               1,750,000
    2,700  Fulco Georgia Hospital Authority Revenue Anticipation
             Certificates (Shepherd Center Inc. Project) ...............        A               4.750               2,700,000
      500  Gwinett County Housing Authority Multi-Family Housing
             Revenue (Post Chase Project) ..............................        A               5.000                 500,000
      300  Hapeville Development Authority Industrial Development
             Revenue (Hapeville Hotel) .................................        A               4.950                 300,000
    1,400  Savannah County Economic Revenue Bond (YMCA Coastal) ........        A               5.000               1,400,000
                                                                                                                 ------------
                                                                                                                    6,650,000
                                                                                                                 ------------
ILLINOIS - 12.52%
    2,500  Chicago O'Hare International Airport Revenue, Series C ......        A               4.800               2,500,000
      300  Chicago O'Hare International Airport Revenue, Series A
             (American Airlines) .......................................        A               5.000                 300,000
      955  Illinois Development Finance Authority (Jewish Federation
             Project) ..................................................        A               5.000                 955,000
    1,800  Illinois Development Finance Authority, PCR (A.E. Staley
           Manufacturing Co.) ..........................................        A               4.700               1,800,000
    1,800  Illinois Educational Facilities Authority Revenue,
             Series Cp-1 (Depaul University) ...........................        A               4.950               1,800,000
    1,560  Illinois Health Facilities Authority Revenue, Series B
             (Advocate Health Care) ....................................        A               4.900               1,560,000
    1,800  Illinois Health Facilities Authority Revenue (Central
             Health & Northwest Community) .............................        A               4.750               1,800,000
      300  Illinois Health Facilities Authority Revenue (Elmhurst
             Memorial Health System) ...................................        A               4.950                 300,000
      300  Illinois Health Facilities Authority Revenue, Series A
             (Resurrection Health Care) ................................        A               5.050                 300,000

LIR PREMIER TAX-FREE MONEY MARKET FUND


  PRINCIPAL
    AMOUNT
    (000)                                                                       MATURITY DATES   INTEREST RATES      VALUE
  ---------                                                                     --------------   --------------    ---------
MUNICIPAL BONDS AND NOTES - (CONTINUED)
ILLINOIS (CONCLUDED)
$  3,500  Illinois Health Facilities Authority Revenue (University of Chicago
            Hospital) ..............................................................     A          4.550%       $  3,500,000
   1,000  Illinois Health Facilities Authority Revenue, Project C (University of
            Chicago Hospital) ......................................................     A          4.800           1,000,000
   1,000  Illinois State Toll Highway Authority, Toll Highway Priority Refunding
            Revenue, Series B ......................................................     A          4.700           1,000,000
                                                                                                                 ------------
                                                                                                                   16,815,000
                                                                                                                 ------------
INDIANA - 2.08%
     500  Indiana Health Facilities Financing Authority, Hospital Revenue (Aces
            Rehabilitation Hospital) ...............................................     A          4.700             500,000
   1,000  Indiana Municipal Power Supply Systems Revenue Refunding, Series A........     A          4.750           1,000,000
   1,300  Rockport, Pollution Control Revenue Refunding, Project B (Indiana
            Michigan Power Co.) ....................................................     A          4.900           1,300,000
                                                                                                                 ------------
                                                                                                                    2,800,000
                                                                                                                 ------------
KENTUCKY - 1.86%
   1,000  Kenton County Airport Board Special ......................................     A          4.750           1,000,000
   1,500  Kentucky Economic Development Finance Authority
            (Baptist Healthcare Systems Obligation) ................................     A          5.000           1,500,000
                                                                                                                 ------------
                                                                                                                    2,500,000
                                                                                                                 ------------
LOUISIANA - 3.51%
   1,750  Calcasieu Parish Louisiana Sales Tax District ............................     A          5.000           1,750,000
     400  East Baton Rouge Parish Louisiana Pollution Control Revenue (Exxon
            Project) ...............................................................     A          5.000             400,000
   1,070  Louisiana Public Facility Authority Revenue, Series A (College and
            University Equipment and Capital) ......................................     A          5.000           1,070,000
   1,500  Louisiana State Offshore Terminal Authority Deepwater ....................     A          4.800           1,500,000
                                                                                                                 ------------
                                                                                                                    4,720,000
                                                                                                                 ------------
MASSACHUSETTS - 2.24%
   1,000  Massachusetts Bond Anticipation Notes, Series A .......................... 09/06/01       5.000           1,004,687
   1,000  Massachusetts Health & Education Facilities Authority, Revenue Bonds
            (Harvard University) ...................................................     A          4.650           1,000,000
   1,000  Massachusetts Municipal Wholesale Electrical Power Supply System
            Revenue, Series C ......................................................     A          4.700           1,000,000
                                                                                                                 ------------
                                                                                                                    3,004,687
                                                                                                                 ------------
MICHIGAN - 4.25%
     400  Delta County Economic Development Corp., Environmental
            Improvement Revenue, Series D (Mead Escanaba Paper Co.) ................     A          5.000             400,000
   1,200  Delta County Economic Development Corp., Environmental
            Improvement Revenue, Series F (Mead Escanaba Paper Co.) ................     A          5.000           1,200,000
   1,800  Detroit Sewer Disposal Facilities Authority Revenue ......................     A          4.800           1,800,000
   1,000  Michigan Municipal Bond Authority Revenue, Series C ...................... 08/23/01       5.000           1,004,302


LIR PREMIER TAX-FREE MONEY MARKET FUND


  PRINCIPAL
    AMOUNT
    (000)                                                                       MATURITY DATES   INTEREST RATES      VALUE
  ---------                                                                     --------------   --------------    ---------
MUNICIPAL BONDS AND NOTES - (CONTINUED)
MICHIGAN (CONCLUDED)
 $ 1,000  Michigan State Finance Authority School Loan Notes ...................   04/23/01          5.000%       $  1,002,206
     200  Midland County Michigan Economic Development Corp. Limited
            Obligation Revenue (Dow Chemical Co.) ..............................       A             5.000             200,000
     100  University of Michigan ...............................................       A             4.900             100,000
                                                                                                                  ------------
                                                                                                                     5,706,508
                                                                                                                  ------------
MINNESOTA - 0.37%
     500  Minnesota School Districts Tax and Aid Anticipation Certificates .....   02/16/01          4.750             500,362
                                                                                                                  ------------
MISSISSIPPI - 0.74%
   1,000  Jackson County Port Facility Revenue
            (Refunding Chevron USA Inc. Project) ...............................       A             5.000           1,000,000
                                                                                                                  ------------
MISSOURI - 0.90%
   1,200  Columbia, Missouri Special Obligation ................................       A             4.750           1,200,000
                                                                                                                  ------------
NEBRASKA - 1.71%
   1,000  Nebraska Help Increase Revenue, Series A (Multiple Mode Student
            Loan) ..............................................................       A             4.800           1,000,000
   1,300  Nebraska Help Increase Revenue, Series E (Multiple Mode Student
            Loan) ..............................................................       A             4.800           1,300,000
                                                                                                                  ------------
                                                                                                                     2,300,000
                                                                                                                  ------------
NEW HAMPSHIRE - 1.04%
   1,400  New Hampshire Housing Finance Authority, Multi-Family Revenue (EQR
            Bond Partnership Project) ..........................................       A             4.800           1,400,000
                                                                                                                  ------------
NEW MEXICO - 1.64%
     600  Hurley New Mexico Pollution Control Revenue (Kennecot/British
            Petroleum) .........................................................       A             5.000             600,000
   1,600  University of New Mexico (University Revenue) ........................       A             4.700           1,600,000
                                                                                                                  ------------
                                                                                                                     2,200,000
                                                                                                                  ------------
NEW YORK - 1.41%
     600  New York City Housing Development Corp. (Montifiore) .................       A             4.550             600,000
     600  New York City Municipal Water Finance Authority ......................       A             4.750             600,000
     100  New York Medical Care Facilities Financing Revenue, Series A (Pooled
            Equipment Loan Program II) .........................................       A             4.600             100,000
     600  Port Authority New York & New Jersey Special Obligation ..............       A             4.900             600,000
                                                                                                                  ------------
                                                                                                                     1,900,000
                                                                                                                  ------------
NORTH CAROLINA - 6.03%
   1,700  North Carolina Educational Facility, Series A (Duke University) ......       A             4.900           1,700,000
   1,000  North Carolina Educational Facility, Series B (Duke University) ......       A             4.750           1,000,000
   2,500  Piedmont Triad Ariport Authority, Series B (North Carolina Airport
            Revenue) ...........................................................       A             4.700           2,500,000
   1,400  Union County Industrial Facilities and Pollution Control Financing
            Authority (Square D Co. Project) ...................................       A             4.950           1,400,000
   1,500  University of North Carolina Chapel Hill Foundation (Certificates of
            Participation) .....................................................       A             4.900           1,500,000
                                                                                                                  ------------
                                                                                                                     8,100,000
                                                                                                                  ------------

LIR PREMIER TAX-FREE MONEY MARKET FUND

  PRINCIPAL
    AMOUNT
    (000)                                                                       MATURITY DATES   INTEREST RATES      VALUE
  ---------                                                                     --------------   --------------    ---------
MUNICIPAL BONDS AND NOTES - (CONTINUED)
OHIO - 2.46%
 $    900  Cuyahoga County Ohio Economic Development Revenue (Cleveland
             Orchestra) ........................................................       A             4.900%       $    900,000
    2,100  Ohio State Air Quality Development Authority (Ohio Edison) ..........       A             5.000           2,100,000
      300  Ohio State Pollution Control (Water Project) ........................       A             5.050             300,000
                                                                                                                  ------------
                                                                                                                     3,300,000
                                                                                                                  ------------
OREGON - 0.74%
    1,000  Oregon Housing & Community Service Single Family ....................   06/21/01          4.500           1,000,000
                                                                                                                  ------------
PENNSYLVANIA - 6.42%
    2,600  Bucks County Industrial Development Authority, Revenue Bonds (SHV
             Real Estate) ......................................................       A             5.000           2,600,000
    2,000  Delaware Valley Regional Financing Authority, Series A (Local
             Government Revenue) ...............................................       A             4.750           2,000,000
    1,000  Pennsylvania Higher Education Facilities Revenue, Series A (Medical
             College of Pennsylvania) ..........................................   03/01/01          7.375           1,024,848
      500  Philadelphia Authority for Industrial Development Revenue (Fox Chase
             Cancer Center Project) ............................................       A             5.000             500,000
      600  Philadelphia Authority for Industrial Development Revenue, Series A
             (Institute for Cancer Research Project) ...........................       A             5.000             600,000
      900  Philadelphia Water & Waste Revenue, Series B ........................       A             4.700             900,000
    1,000  University of Pittsburg Commonwealth System .........................   05/23/01          5.200           1,002,044
                                                                                                                  ------------
                                                                                                                     8,626,892
                                                                                                                  ------------
SOUTH CAROLINA - 3.35%
    2,000  Berkeley County South Carolina Revenue (Bayer Corp.) ................       A             5.050           2,000,000
    1,500  South Carolina Jobs Economic Development Authority Hospital
             Facilities Revenue (Regional Medical Center Orangeburg) ...........       A             4.700           1,500,000
    1,000  Spartanburg County School District Number 7 (School District Enhance
             Program) ..........................................................   02/15/01          4.750           1,000,673
                                                                                                                  ------------
                                                                                                                     4,500,673
                                                                                                                  ------------
TENNESSEE - 2.01%
    2,200  Metropolitan Government Nashville & Davidson County (Vanderbilt
             University) .......................................................       A             4.850           2,200,000
      500  Tennessee Housing Development Agency Homeownership Program
             Notes .............................................................   03/15/01          4.700             500,000
                                                                                                                  ------------
                                                                                                                     2,700,000
                                                                                                                  ------------
TEXAS - 5.59%
    1,000  Austin County Industrial Development Corp., Industrial Development
             Revenue (Justin Industries, Inc. Project) .........................       A             4.750           1,000,000
    1,000  Gulf Coast Industrial Development Authority Texas Marine Terminal
             Revenue (Amoco Oil Co. Project) ...................................   06/01/01          4.350           1,000,000
    2,500  Harris County Industrial Development Corp. Revenue, Series A (Dow
             Chemical Co. Project) .............................................       A             4.950           2,500,000
    1,000  Red River PCR (Southwestern Public Service) .........................       A             5.100           1,000,000

LIR PREMIER TAX-FREE MONEY MARKET FUND


  PRINCIPAL
    AMOUNT
    (000)                                                                       MATURITY DATES   INTEREST RATES      VALUE
  ---------                                                                     --------------   --------------    ---------
MUNICIPAL BONDS AND NOTES - (CONCLUDED)
TEXAS (CONCLUDED)
$  2,000  State of Texas Tax and Revenue Anticipation Notes ....................    08/31/01         5.250%       $  2,012,584
                                                                                                                  ------------
                                                                                                                     7,512,584
                                                                                                                  ------------
UTAH - 2.31%
   2,400  Salt Lake County Pollution Control Revenue, Project B (Service Station
            Holdings) ..........................................................        A            5.000           2,400,000
     700  Salt Lake County Pollution Control Revenue (Service Station Holdings
          Project British Petroleum) ...........................................        A            5.000             700,000
                                                                                                                  ------------
                                                                                                                     3,100,000
                                                                                                                  ------------
VIRGINIA - 2.83%
   1,200  Loudoun County Industrial Development Authority Revenue (Falcons
            Landing Project) ...................................................        A            4.750           1,200,000
   2,600  Roanoke Industrial Development Authority Hospital Revenue, Series A
            (Carilion Health Systems) ..........................................        A            4.550           2,600,000
                                                                                                                  ------------
                                                                                                                     3,800,000
                                                                                                                  ------------
WASHINGTON - 3.05%
   2,100  Washington Health Care Facility Authority Revenue (Fred Hutchinson
            Cancer Center) .....................................................        A            5.250           2,100,000
   2,000  Washington State, Series 96B, GO .....................................        A            4.850           2,000,000
                                                                                                                  ------------
                                                                                                                     4,100,000
                                                                                                                  ------------
WYOMING - 0.22%
     300  Uinta County Pollution Control Revenue (Amoco Project) ...............        A            4.850             300,000
                                                                                                                  ------------
Total Municipal Bonds and Notes (cost - $112,436,706)... .......................                                   112,436,706
                                                                                                                  ------------
Total Investments (cost - $133,236,706) which approximates cost for federal tax
  purposes) - 99.17% ...........................................................                                   133,236,706
Other assets in excess of liabilities - 0.83% ..................................                                     1,116,294
                                                                                                                  ------------
Net Assets (applicable to 134,352,108 shares of beneficial interest outstanding
  at $1.00 per share) - 100.00% ................................................                                  $134,353,000
                                                                                                                  ============

------------
A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2000, and reset periodically.
GO  General Obligation
PCR Pollution Control Revenue


                      Weighted average maturity - 27 days


                See accompanying notes to financial statements

MITCHELL HUTCHINS LIR MONEY SERIES

STATEMENT OF OPERATIONS

                                                                                      FOR THE YEAR ENDED
                                                                                      DECEMBER 31, 2000
                                                                             ------------------------------------
                                                                                  PREMIER        PREMIER TAX-FREE
                                                                               MONEY MARKET        MONEY MARKET
                                                                                   FUND                FUND
                                                                             ----------------   -----------------
INVESTMENT INCOME:
Interest .................................................................     $131,489,003        $5,118,733
                                                                               ------------        ----------
EXPENSES:
Distribution and service fees ............................................       12,370,915           754,922
Investment advisory and administration ...................................        4,123,640           251,640
Transfer agency and related services fees ................................        1,430,939            44,024
State and federal registration fees ......................................          911,152            54,647
Custody and accounting ...................................................          259,120            27,862
Professional fees ........................................................          247,668            44,948
Reports and notices to shareholders ......................................          167,754            37,922
Insurance expense ........................................................           79,280             9,954
Trustees' fees ...........................................................           10,500            10,500
Other expenses ...........................................................           61,019             1,554
                                                                               ------------        ----------
                                                                                 19,661,987         1,237,973
Less: Fee waivers and expense reimbursements from service providers ......       (1,128,280)         (374,650)
                                                                               ------------        ----------
Net expenses .............................................................       18,533,707           863,323
                                                                               ------------        ----------
Net investment income ....................................................      112,955,296         4,255,410
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS .................           15,474              (231)
                                                                               ------------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................     $112,970,770        $4,255,179
                                                                               ============        ==========


                 See accompanying notes to financial statements
                                                                              13

LIR PREMIER MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                      FOR THE YEARS ENDED
                                                                                         DECEMBER 31,
                                                                             -------------------------------------
                                                                                    2000                1999
                                                                             -----------------   -----------------
FROM OPERATIONS:
Net investment income ....................................................    $  112,955,296      $   72,087,587
Net realized gains from investment transactions ..........................            15,474              38,118
                                                                              --------------      --------------
Net increase in net assets resulting from operations .....................       112,970,770          72,125,705
                                                                              --------------      --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ....................................................      (112,955,296)        (72,087,587)
                                                                              --------------      --------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS .........       347,773,311         390,388,354
                                                                              --------------      --------------
Net increase in net assets ...............................................       347,788,785         390,426,472
NET ASSETS:
Beginning of year ........................................................     1,778,329,862       1,387,903,390
                                                                              --------------      --------------
End of year ..............................................................    $2,126,118,647      $1,778,329,862
                                                                              ==============      ==============


                 See accompanying notes to financial statements
14

LIR PREMIER TAX-FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE YEARS ENDED
                                                                                         DECEMBER 31,
                                                                             -------------------------------------
                                                                                    2000                1999
                                                                             -----------------   -----------------
FROM OPERATIONS:
Net investment income ....................................................    $  4,255,410       $  2,880,697
Net realized gains (losses) from investment transactions .................            (231)                93
                                                                              ------------       ------------
Net increase in net assets resulting from operations .....................       4,255,179          2,880,790
                                                                              ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................................................      (4,255,410)        (2,880,697)
Net realized gains from investment transactions ..........................               -             (1,226)
                                                                              ------------       ------------
Total dividends and distributions to shareholders ........................      (4,255,410)        (2,881,923)
                                                                              ------------       ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS .........      24,652,050          6,881,382
                                                                              ------------       ------------
Net increase in net assets ...............................................      24,651,819          6,880,249
NET ASSETS:
Beginning of year ........................................................     109,701,181        102,820,932
                                                                              ------------       ------------
End of year ..............................................................    $134,353,000       $109,701,181
                                                                              ============       ============


                 See accompanying notes to financial statements
                                                                              15

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Mitchell Hutchins LIR Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: Mitchell Hutchins LIR Select Money Fund ("LIR Select Money Fund"), LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), LIR Cash Reserves Fund and LIR Liquid Assets Fund. The financial statements for the LIR Select Money Fund, LIR Cash Reserves Fund and LIR Liquid Assets Fund are not included herein.

     In November and December 1999, the shareholders of Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio approved an Agreement and Plan of Conversion and Termination to reorganize into LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively. This reorganization occurred on January 21, 2000. The Funds are successors to those other funds.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year financial statement items have been reclassified to conform to the current period presentation. The following is a summary of significant accounting policies:

     Valuation and Accounting for Investments and Investment Income - Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     Repurchase Agreements - The LIR Premier Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.


INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust has entered into an Investment Advisory and Administration Contract ("Advisory Contract") under which Mitchell Hutchins Asset Management Inc ("Mitchell Hutchins") serves as investment adviser and administrator of each Fund.

NOTES TO FINANCIAL STATEMENTS

Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), which is an indirect wholly owned subsidiary of UBS AG. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from each Fund, computed daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets. At December 31, 2000, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed Mitchell Hutchins $92,770 and $4,595, respectively, in investment advisory and administration fees. Mitchell Hutchins (and in the case of LIR Premier Tax-Free Money Market Fund, another service provider) has contractually undertaken to reimburse a portion of expenses and/or waive fees to maintain each Fund's total annual operating expenses at a level not to exceed 0.90%, and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively, through December 31, 2001. For the year ended December 31, 2000 Mitchell Hutchins reimbursed $1,128,280 and $160,775 in other expenses to the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.


DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays Correspondent Services Corporation ("CSC"), an affiliate of PaineWebber, a monthly distribution and service fee at an annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares and (2) offset each fund's marketing costs, included related overhead expenses. At December 31, 2000, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $1,075,709 and $51,046, in distribution and service fees, respectively. CSC is contractually obligated to waive 0.17% of the LIR Premier Tax-Free Money Market Fund's 12b-1 fees through December 31, 2001. For the year ended December 31, 2000, CSC waived $213,875 in distribution fees from the LIR Premier Tax-Free Money Market Fund.


OTHER LIABILITIES

     At December 31, 2000, dividends payable were $3,695,108, and $161,170 for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.


FEDERAL TAX STATUS

     Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

     At December 31, 2000, the LIR Premier Money Market Fund and the LIR Premier Tax-Free Money Market Fund had a capital loss carryforward of approximately $837,720 and $231, respectively, which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. The capital loss carryforward will expire in fiscal year 2002 for the LIR Premier Money Market Fund and fiscal year 2008 for the LIR Premier Tax-Free Money Market Fund.

NOTES TO FINANCIAL STATEMENTS


MONEY MARKET FUND INSURANCE BOND

     Each Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of each Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of each Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, each Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the year ended December 31, 2000, the Funds did not use this insurance bond.


SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                          FOR THE YEARS ENDED
                                                              DECEMBER 31,
                                               ------------------------------------------
                                                       2000                   1999
                                               --------------------   -------------------
LIR PREMIER MONEY MARKET FUND:
Shares sold ................................       11,473,315,039         9,242,772,486
Shares repurchased .........................      (11,233,995,864)       (8,922,323,338)
Dividends reinvested .......................          108,454,136            69,939,206
                                                  ---------------        --------------
Net increase in shares outstanding .........          347,773,311           390,388,354
                                                  ===============        ==============
LIR PREMIER TAX-FREE MONEY MARKET FUND:
Shares sold ................................          673,649,532           556,836,765
Shares repurchased .........................         (653,098,506)         (552,734,718)
Dividends reinvested .......................            4,101,024             2,779,335
                                                  ---------------        --------------
Net increase in shares outstanding .........           24,652,050             6,881,382
                                                  ===============        ==============

LIR PREMIER MONEY MARKET FUND


FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each year is presented below:


                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                         2000#          1999           1998           1997           1996
                                                      ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of year ................  $     1.00     $     1.00      $    1.00      $    1.00      $    1.00
                                                     ----------     ----------      ---------      ---------      ---------
Net investment income .............................       0.055          0.043          0.047          0.047          0.046
Dividends from net investment income ..............      (0.055)        (0.043)        (0.047)        (0.047)        (0.046)
                                                     -----------    -----------     ----------     ----------     ----------
Net asset value, end of year ......................  $     1.00     $     1.00      $    1.00      $    1.00      $    1.00
                                                     ==========     ==========      =========      =========      =========
Total investment return(1) ........................        5.62%          4.40%          4.75%          4.77%          4.72%
                                                     ==========     ==========      =========      =========      =========
Ratios/Supplemental data:
Net assets, end of year (000's) ...................  $2,126,119     $1,778,330     $1,387,903     $1,151,012     $1,007,265
Expenses to average net assets, net of
 waivers/reimbursements from affiliates ...........        0.90%          0.92%          0.93%          0.95%          0.88%
Expenses to average net assets, before
 waivers/reimbursements from affiliates ...........        0.95%          1.03%          1.04%          1.06%          1.01%
Net investment income to average net assets, net of
 waivers/reimbursements from affiliates ...........        5.48%          4.32%          4.64%          4.68%          4.65%
Net investment income to average net assets, before
 waivers/reimbursements from affiliates ...........        5.43%          4.21%          4.53%          4.57%          4.52%

------------
# The financial highlights for periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of the year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the year reported.

LIR PREMIER TAX-FREE MONEY MARKET FUND


FINANCIAL HIGHLIGHTS



Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                                                                            For the Period
                                                                 For the Years Ended December 31,          October 7, 1996+
                                                        -------------------------------------------------       through
                                                            2000#        1999         1998         1997    December 31, 1996
                                                        ----------   -----------  ----------   ----------   -----------------
Net asset value, beginning of period .................. $   1.00     $   1.00     $   1.00     $   1.00          $  1.00
                                                        --------     --------     --------     --------          -------
Net investment income .................................    0.034        0.025        0.028        0.029           0.010
Dividends from net investment income ..................   (0.034)      (0.025)      (0.028)      (0.029)          (0.010)
                                                         --------     --------     --------     --------          -------
Net asset value, end of period ........................ $   1.00     $   1.00     $   1.00     $   1.00          $  1.00
                                                        ========     ========     ========     ========          =======
Total investment return(1) ............................     3.45%        2.53%        2.83%        2.90%           0.66%
                                                        ========     ========     ========     ========          =======
Ratios/Supplemental data:
Net assets, end of period (000's) ..................... $134,353     $109,701     $102,821     $103,399          $80,409
Expenses to average net assets, net of waivers/
 reimbursements from service providers ................     0.69%        0.74%        0.71%        0.78%            0.74%*
Expenses to average net assets, before waivers/
 reimbursements from service providers ................     0.98%        1.05%        1.02%        1.18%            1.20%*
Net investment income to average net assets, net of
 waivers/reimbursements from service providers ........     3.38%        2.50%        2.79%        2.86%            2.80%*
Net investment income to average net assets, before
 waivers/reimbursements from service providers ........     3.09%        2.19%        2.48%        2.46%            2.34%*

------------
+     Commencement of operations.

# The financial highlights for the periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

*     Annualized.

(1) Total investment return is calculated assuming $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment returns for the periods less than one year has not been annualized.

LIR PREMIER FUNDS


REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders
LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund


We have audited the accompanying statements of net assets of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), two of the five funds comprising Mitchell Hutchins LIR Money Series (the "Trust"), as of December 31, 2000, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the four periods in the period ended December 31, 1999, were audited by other auditors whose report dated January 28, 2000, expressed an unqualified opinion on those statements.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



New York, New York
February 23, 2001

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


--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


PRINCIPAL OFFICERS

Brian M. Storms
President

Amy R. Doberman
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Susan P. Ryan
Vice President

Debbie Baggett
Vice President


INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114





This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

                                           A  N  N  U  A  L     R  E  P  O  R  T







                               MITCHELL HUTCHINS
                 (C)2001 MITCHELL HUTCHINS ASSET MANAGEMENT INC.
                              ALL RIGHTS RESERVED.





--------------------------------------


LIR PREMIER MONEY MARKET FUND




LIR PREMIER TAX-FREE MONEY MARKET FUND













DECEMBER 31, 2000